FAIR VALUE MEASUREMENTS - Assets and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 03, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	$ 5,005		$ 13,535
Total assets	134,189		110,370
Embedded debt derivative	675		675
Warrant liabilities	8,528		2,650
Earn-out liabilities	48,363	$ 95,401
Total liabilities	57,566		3,325
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0		0
Total assets	129,184		96,835
Embedded debt derivative	0		0
Warrant liabilities	5,520		0
Earn-out liabilities	0
Total liabilities	5,520		0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	5,005		13,535
Total assets	5,005		13,535
Embedded debt derivative	0		0
Warrant liabilities	3,008		0
Earn-out liabilities	0
Total liabilities	3,008		0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0		0
Total assets	0		0
Embedded debt derivative	675		675
Warrant liabilities			2,650
Earn-out liabilities	48,363
Total liabilities	49,038		3,325
Corporate bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	1,007		3,543
Corporate bonds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0		0
Corporate bonds | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	1,007		3,543
Corporate bonds | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0		0
Commercial paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	3,998		9,992
Commercial paper | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0		0
Commercial paper | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	3,998		9,992
Commercial paper | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0		0
Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents	129,184		96,835
Money market funds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents	129,184		96,835
Money market funds | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents	0		0
Money market funds | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents	$ 0		$ 0